Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended	164 Months Ended
	Jun. 30, 2012 Successor	Jun. 30, 2011 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Jun. 30, 2012 Successor	Aug. 31, 2009 Predecessor	Aug. 31, 2009 Predecessor Series A Preferred Stock	Aug. 31, 2009 Predecessor Series B Preferred Stock	Aug. 31, 2009 Predecessor Series D Preferred Stock	Aug. 31, 2009 Predecessor Series E Preferred Stock
Cash flows from operating activities:
Net loss	$ (15,467,199)	$ (27,163,910)	$ (31,349,341)	$ (12,879,633)	$ (49,263,480)	$ (64,730,678)	$ (117,121,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Reorganization items, net	0	0	0	0	72,477	72,477	(74,648,976)
Loss on extinguishment of debt	4,421,184	0				4,421,184	0
Expense related to stock-based compensation	582,393	2,402,730	2,899,950	992,541	4,773,709	5,356,101	10,608,999
Warrant (income) expense	(2,647,000)	9,806,882	4,762,694	465,232	5,547,010	2,900,010	0
Derivative revaluation expense	1,917,322	8,182,138	5,451,518	0	5,451,518	7,368,839	0
Deferred tax benefit	(108,695)	0	0	0	0	(108,696)	0
Uncompensated contribution of services	0	0	0	0	0	0	755,556
Depreciation and amortization	392,160	12,590	157,756	8,085	165,841	558,001	9,091,990
Provision for doubtful accounts	(16,565)	(12,280)	17,701	(7,818)	(36,736)	(53,301)	337,810
Provision for excessive and/or obsolete inventory	7,182	5,178	(45,505)	(60,366)	(94,207)	(87,025)	259,427
Amortization of debt issue costs	103,066	0	0	0	0	103,066	4,107,067
Amortization of debt discounts on investments	0	0	0	0	0	0	(508,983)
Loss on disposal or impairment of property and equipment	0	0	0	0	0	0	17,668,477
Foreign exchange gain on substantial liquidation of foreign entity	(130)	(4,988)	(2,222)	(5,072)	(9,908)	(10,038)	(2,256,408)
Change in operating assets and liabilities, excluding effects of acquisition:
Decrease (increase) in accounts receivable	(32,794)	3,626	(3,524)	47,686	67,706	34,912	(91,496)
Decrease in other receivables	5,215	485	(947)	(4,033)	(240)	4,975	218,978
Increase in inventory	(318,752)	(12,931)	38,096	27,459	96,478	(222,274)	(455,282)
Decrease (increase) in prepaid expenses	427,100	201,058	(437,367)	42,799	(639,473)	(212,373)	34,341
Decrease in other assets	0	0	0	0	4,120	4,120	71,000
Increase (decrease) in accounts payable	(1,214,546)	(325,914)	802,920	851,102	1,761,644	547,099	57,648
Increase in accrued expenses, liabilities subject to compromise and other liabilities	553,363	301,757	816,083	1,256,140	1,646,429	2,199,793	3,311,552
Increase (decrease) in deferred revenue	74,234	0	55,400	0	55,400	129,634	(50,096)
Net cash used in operating activities	(11,322,462)	(6,603,579)	(16,836,788)	(9,265,878)	(30,401,712)	(41,724,174)	(148,610,040)
Cash flows from investing activities:
Acquisition of Agera, net of cash acquired	0	0	0	0	0	0	(2,016,520)
Purchase of property and equipment	(358,746)	(700,513)	(1,570,105)	(29,674)	(1,599,779)	(1,958,525)	(25,515,170)
Proceeds from the sale of property and equipment, net of selling costs	0	0	0	0	0	0	6,542,434
Purchase of investments	0	0	0	0	0	0	(152,998,313)
Proceeds from sales and maturities of investments	0	0	0	0	0	0	153,507,000
Net cash used in investing activities	(358,746)	(700,513)	(1,570,105)	(29,674)	(1,599,779)	(1,958,525)	(20,480,569)
Cash flows from financing activities:
Proceeds from convertible debt	0	0	0	0	0	0	91,450,000
Offering costs associated with the issuance of convertible debt	(45,984)	0	0	0	0	(145,984)	(3,746,193)
Offering costs associated with issuance of debt	0	0	(100,000)	0	(100,000)	0	0
Proceeds from notes payable to shareholders, net	0	0	0	0	0	0	135,667
Proceeds from the issuance of redeemable preferred stock net								12,931,800	0	0	0
Proceeds from the exercise of warrants	0	1,973,364	2,418,646	0	2,418,646	2,418,646	0
Proceeds from the issuance of common stock, net	0	1,580,560	22,167,978	3,469,400	27,437,378	27,437,378	93,753,857
Costs associated with secured loan and debtor-in-possession loan	0	0	0	0	0	0	(360,872)
Proceeds from secured loan	0	0	0	0	0	0	500,471
Proceeds from debtor-in-possession loan	0	0	0	0	0	0	2,750,000
Payments on insurance loan	(72,148)	(48,655)	(80,578)	(63,683)	(166,152)	(238,300)	(79,319)
Principal payments on 12.5% note payable	(3,517,424)	0	(1,283,321)	0	(1,283,321)	(4,800,745)	0
Cash dividends paid on preferred stock	(109,323)	(304,384)	(623,096)	(139,750)	(762,846)	(872,169)	(1,087,200)
Cash paid for fractional shares of preferred stock	0	0	0	0	0	0	(38,108)
Merger and acquisition expenses	0	0	0	0	0	0	(48,547)
Repurchase of common stock	0	0	0	0	0	0	(26,024,280)
Net cash provided by financing activities	3,440,046	9,036,865	28,335,609	8,794,937	41,778,655	45,218,701	170,137,276
Effect of exchange rate changes on cash balances	171	5,870	2,541	5,865	11,555	11,726	(36,391)
Net increase (decrease) in cash and cash equivalents	(8,240,991)	1,738,643	9,931,257	(494,750)	9,788,719	1,547,728	1,010,276
Cash and cash equivalents, beginning of period	10,798,995	867,738	867,738	1,362,488	1,010,276	1,010,276
Cash and cash equivalents, end of period	3,159,711	2,606,381	10,798,995	867,738	10,798,995	3,159,711	1,010,276
Supplemental disclosures of cash flow information:
Cash paid for interest	1,161,344	0	435,096	0	435,096	1,596,440	12,715,283
Non-cash investing and financing activities:
Predecessor deemed dividend associated with beneficial conversion of preferred stock	0	0	0	0	0	0	11,423,824
Predecessor preferred stock dividend	0	0	0	0	0	0	1,589,861
Successor accrued preferred stock dividend	114,925	366,135	487,421	191,417	487,421	114,925	0
Predecessor uncompensated contribution of services	0	0	0	0	0	0	755,556
Predecessor common stock issued for intangible assets	0	0	0	0	0	0	540,000
Predecessor common stock issued in connection with conversion of debt	25,156	0	0	0	0	25,156	10,814,000
Predecessor equipment acquired through capital lease	0	0	0	0	0	0	167,154
Successor/Predecessor financing of insurance premiums	0	0	150,251	97,065	328,833	328,833	87,623
Successor issuance of notes payable	0	0	0	0	0	0	6,000,060
Successor common stock issued in connection with reorganization	0	0	0	0	0	0	5,472,000
Successor intangible assets	0	0	0	0	0	0	6,340,656
Successor deferred tax liability in connection with fresh-start	0	0	0	0	0	0	2,500,000
Elimination of Predecessor common stock and fresh start adjustment	0	0	0	0	0	0	14,780,320
Successor subscription receivable	550,020	0	550,020	210,000	550,020	550,020	0
Successor accrued warrant liability	10,399,000	4,994,307	4,994,307	7,071,010	12,381,509	22,780,509	0
Successor conversion of preferred stock Series A balance into common stock	0	814,082				1,202,989	0	0
Successor conversion of preferred stock derivative balance into common stock	79,814	4,072,053	7,290,647	0	7,654,647	7,734,461	0
Successor cashless exercise of warrants recorded previously as a liability	0	4,341,424	4,841,519	0	4,841,519	4,841,519	0
Successor accrued derivative liability	$ 1,207,108	$ 372,495	$ 252,318	$ 2,120,360	$ 2,372,678	$ 3,579,786	$ 0